UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 14
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI      08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: 108553 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207      296     5175 SH       SOLE                     5050               125
ACTIVISION INC                 COM              004930202      844    57084 SH       SOLE                    56817               266
ADOBE SYSTEMS INCORPORATED     COM              00724F101      619     9225 SH       SOLE                     9100               125
AFFILIATED MANAGERS GROUP      COM              008252108     1570    25315 SH       SOLE                    23642              1673
ALLSTATE CORPORATION           COM              020002101     1251    23150 SH       SOLE                    23150
ALTRIA GROUP, INC.             COM              02209S103     1188    18175 SH       SOLE                    17250               925
AMERADA HESS                   COM              023551104     1318    13700 SH       SOLE                    13700
AMERICAN INTL GROUP COM        COM              026874107      237     4282 SH       SOLE                     1634              2648
ANADARKO PETROLEUM CORP.       COM              032511107     1143    15025 SH       SOLE                    15025
BANK OF AMERICA CORP           COM              060505104      631    14310 SH       SOLE                    12810              1500
BEAR STEARNS COS INC           COM              073902108     1396    13975 SH       SOLE                    12980               995
BIOGEN IDEC INC                COM              09062X103      972    28175 SH       SOLE                    28175
CADBURY SCHWEPPES ADR          COM              127209302      968    23800 SH       SOLE                    23800
CENTERPOINT ENERGY INC         COM              15189T107      730    60750 SH       SOLE                    60750
CENTEX CORP                    COM              152312104      867    15150 SH       SOLE                    15000               150
CEPHALON INC                   COM              156708109     1053    22500 SH       SOLE                    22500
CISCO SYS INC COM              COM              17275R102     1008    56365 SH       SOLE                    51995              4370
CITIGROUP                      COM              172967101      790    17590 SH       SOLE                    16040              1550
CMS ENERGY CORP                COM              125896100      786    60350 SH       SOLE                    60350
COMCAST CORP-SPECIAL CL A      COM              20030N200     1095    32755 SH       SOLE                    32405               350
COMERICA INC COM               COM              200340107     1177    21370 SH       SOLE                    19855              1515
CONOCOPHILLIPS                 COM              20825C104     1374    12750 SH       SOLE                    12750
COVENTRY HEALTH CARE INC       COM              222862104      713    10475 SH       SOLE                    10475
DEVON ENERGY CORPORATION       COM              25179M103     1259    26380 SH       SOLE                    25750               630
EXXON MOBIL CORP COM           COM              30231G102      256     4310 SH       SOLE                     1805              2505
FLAGSTAR BANCORP INC           COM              337930101      547    28000 SH       SOLE                    28000
FORD MOTOR COMPANY             COM              345370860      500    44150 SH       SOLE                    39145              5005
FOREST LABS INC CL A           COM              345838106      517    14000 SH       SOLE                    14000
FORTUNE BRANDS INC             COM              349631101     1182    14660 SH       SOLE                    13560              1100
FOX ENTERTAINMENT GROUP        COM              35138T107      458    12600 SH       SOLE                    12600
GANNETT INC COM                COM              364730101     1066    13485 SH       SOLE                    13150               335
GENERAL ELEC CO COM            COM              369604103     1647    45695 SH       SOLE                    40070              5625
GOLDEN WEST FINL DEL COM       COM              381317106     1324    21900 SH       SOLE                    21900
HARRAHS ENTERTAINMENT          COM              413619107      855    13250 SH       SOLE                    13250
HEWLETT-PACKARD CO             COM              428236103      416    19000 SH       SOLE                    19000
HOME DEPOT INC COM             COM              437076102     1163    30424 SH       SOLE                    27980              2444
INTEL CORP COM                 COM              458140100     1000    43090 SH       SOLE                    39550              3540
INTUIT INC                     COM              461202103     1015    23200 SH       SOLE                    23200
JOHNSON CONTROLS INC           COM              478366107      922    16545 SH       SOLE                    15970               575
JPMORGAN CHASE & CO            COM              46625H100     1378    39855 SH       SOLE                    36669              3186
LEHMAN BROS HLDGS INC COM      COM              524908100     1341    14250 SH       SOLE                    14250
MEDTRONIC INC COM              COM              585055106      274     5385 SH       SOLE                     2135              3250
MERCK & CO INC COM             COM              589331107     1245    38475 SH       SOLE                    38150               325
MICROSOFT CORP COM             COM              594918104     1085    44915 SH       SOLE                    38730              6185
NEXTEL COMMUNICATIONS          COM              65332V103      432    15225 SH       SOLE                     9700              5525
OMNICARE                       COM              681904108     1107    31250 SH       SOLE                    30500               750
OPTIMAL GROUP INC              COM              68388r208      611    33650 SH       SOLE                    33650
ORACLE CORPORATION             COM              68389X105      935    74930 SH       SOLE                    74255               675
PFIZER INC                     COM              717081103      759    28915 SH       SOLE                    25695              3220
PROCTER & GAMBLE CO COM        COM              742718109     1368    25830 SH       SOLE                    20965              4865
QUALCOMM INC                   COM              747525103      600    16400 SH       SOLE                    15450               950
SBC COMMUNICATIONS INC COM     COM              78387G103      396    16750 SH       SOLE                    16250               500
SCIENTIFIC-ATLANTA INC         COM              808655104      873    30950 SH       SOLE                    30475               475
SIRIUS SATELLITE RADIO, INC    COM              82966u103      883   157150 SH       SOLE                   154050              3100
SUN MICROSYSTEMS INC           COM              866810104      646   159990 SH       SOLE                   155340              4650
TCF FINANCIAL CORP             COM              872275102      366    13500 SH       SOLE                    13500
TYCO INTERNAT LTD              COM              902124106      731    21650 SH       SOLE                    20400              1250
UNITED TECHNOLOGIES  CORP      COM              913017109      508     5000 SH       SOLE                     5000
VERISIGN INC                   COM              92343E102     1527    53210 SH       SOLE                    50835              2375
VERIZON COMMUNICATIONS         COM              92343V104     1029    29005 SH       SOLE                    27365              1640
WELLPOINT INC                  COM              94973V107     1231     9825 SH       SOLE                     9550               275
NASDAQ - 100 SHARES                             631100104      669    18320 SH       SOLE                    13520              4800
RUSSELL 1000 GROWTH INDEX FUND                  464287614      323     6905 SH       SOLE                     4210              2695
RUSSELL 1000 INDEX                              464287622     9799   154400 SH       SOLE                    13825              4575
RUSSELL 1000 VALUE INDEX FUND                   464287598      839    12750 SH       SOLE                     5480              7270
RUSSELL 2000 GROWTH INDEX FUND                  464287648      356     5690 SH       SOLE                     3400              2290
RUSSELL 2000 SMALL CAP INDEX F                  464287655      460     3770 SH       SOLE                     2060              1710
RUSSELL 2000 VALUE INDEX FUND                   464287630      792     4300 SH       SOLE                     2260              2040
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      356     4300 SH       SOLE                     1175              3125
RUSSELL MIDCAP INDEX FUND                       464287499     6332    80425 SH       SOLE                     9610              3315
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     5037    44630 SH       SOLE                     3405              1225
DFA U.S. LARGE CAP VALUE FUND                   233203827    11873 591885.375SH      SOLE                35240.295          3534.447
DFA U.S. MICRO CAP FUND                         233203504     6878 486449.559SH      SOLE                32692.869          1443.403
DFA U.S. SMALL CAP VALUE FUND                   233203819     9324 357266.274SH      SOLE                22310.466          1380.016